LOANS TO THIRD PARTY (Details)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 18, 2011 Chengdu Jinhua [Member] CNY	Mar. 31, 2012 Chengdu Jinhua [Member]	Dec. 31, 2012 Chengdu Jinhua [Member] USD ($)	Dec. 31, 2011 Chengdu Jinhua [Member] USD ($)	Feb. 18, 2011 Chengdu Jinhua [Member] USD ($)	Jan. 24, 2011 Chengdu Jinhua [Member] Loan One [Member] CNY	Jan. 24, 2011 Chengdu Jinhua [Member] Loan Two [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash used to fund loans to third parties		$ 21,227,812		15,000,000					99,000,000	25,800,000
Loans to third party				139,800,000				22,200,000
Third party loan, interest rate					7.93%		6.39%
Interest income from loans to third party	$ 453,602	$ 1,193,226				$ 453,602	$ 1,193,226